Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

December 31, 2020

EMQ-QTLY-0221
1.876938.112

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
Bangladesh - 0.1%
BRAC Bank Ltd.	2,095,077	$1,095,126
Olympic Industries Ltd.	224,016	505,126
Square Pharmaceuticals Ltd.	550,916	1,426,856

TOTAL BANGLADESH		3,027,108

Belgium - 0.3%
Titan Cement International Trading SA	402,000	6,806,692
Bermuda - 1.2%
AGTech Holdings Ltd. (a)	4,092,000	150,432
China Gas Holdings Ltd.	1,565,600	6,220,031
Credicorp Ltd.	10,300	1,654,180
Credicorp Ltd. (United States)	83,575	13,707,972
Kunlun Energy Co. Ltd.	4,796,000	4,144,909
Marvell Technology Group Ltd.	59,900	2,847,646
Shangri-La Asia Ltd. (a)	1,636,000	1,458,218

TOTAL BERMUDA		30,183,388

Brazil - 2.9%
Atacadao SA	2,313,100	8,634,825
Banco do Brasil SA	1,502,642	11,224,541
Companhia de Saneamento de Minas Gerais	77,208	243,774
ENGIE Brasil Energia SA	325,300	2,751,854
Equatorial Energia SA	1,047,600	4,671,059
LOG Commercial Properties e Participacoes SA	249,000	1,639,962
Natura & Co. Holding SA	1,146,075	11,583,870
Petrobras Distribuidora SA	450,800	1,920,643
Rumo SA (a)	1,638,300	6,068,479
Suzano Papel e Celulose SA (a)	896,000	10,098,156
Telefonica Brasil SA	174,980	1,566,472
Terna Participacoes SA unit	428,500	2,749,587
Vale SA sponsored ADR	499,115	8,365,167

TOTAL BRAZIL		71,518,389

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)(b)	79,040	2,078,752
Cayman Islands - 25.8%
51job, Inc. sponsored ADR (a)	39,200	2,744,000
Agora, Inc. ADR (a)	5,300	209,668
Akeso, Inc. (c)	598,000	2,931,202
Alibaba Group Holding Ltd. (a)	4,391,636	127,728,672
Alibaba Group Holding Ltd. sponsored ADR (a)	8,400	1,954,932
Ant International Co. Ltd. Class C (a)(d)(e)	296,486	2,549,780
Archosaur Games, Inc. (a)(c)	200,000	541,764
Bilibili, Inc. ADR (a)(b)	413,530	35,447,792
Chailease Holding Co. Ltd.	1,869,228	11,172,672
China Resources Land Ltd.	1,067,000	4,404,285
China State Construction International Holdings Ltd.	4,078,000	2,325,040
CIFI Holdings Group Co. Ltd.	1,048,000	888,153
ENN Energy Holdings Ltd.	354,200	5,199,383
ESR Cayman Ltd. (a)(c)	782,600	2,806,375
Haitian International Holdings Ltd.	1,314,000	4,542,461
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,534,550	7,442,690
Hua Medicine (a)(c)	1,476,970	1,103,091
Huazhu Group Ltd. ADR (b)	119,800	5,394,594
Innovent Biologics, Inc. (a)(c)	230,240	2,436,803
Jacobio Pharmaceuticals Group Co. Ltd. (c)	1,076,100	1,965,517
JD Health International, Inc. (c)	125,800	2,434,069
JD.com, Inc. sponsored ADR (a)	349,900	30,756,210
JOYY, Inc. ADR (b)	52,900	4,230,942
Kangji Medical Holdings Ltd.	817,500	1,583,867
KE Holdings, Inc. ADR (a)	7,436	457,611
Kingdee International Software Group Co. Ltd.	1,197,000	4,879,129
KWG Property Holding Ltd.	815,500	1,112,937
LexinFintech Holdings Ltd. ADR (a)	62,000	415,400
Li Ning Co. Ltd.	3,417,500	23,496,153
Longfor Properties Co. Ltd. (c)	812,500	4,758,173
Meituan Class B (a)	798,080	30,327,750
Ming Yuan Cloud Group Holdings Ltd.	53,200	328,020
NagaCorp Ltd.	552,000	723,426
NetEase, Inc. ADR	49,000	4,692,730
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	127,655	23,719,576
PagSeguro Digital Ltd. (a)	151,909	8,640,584
Pinduoduo, Inc. ADR (a)	308,033	54,728,223
Pop Mart International Group Ltd. (c)	170,000	1,783,888
Shenzhou International Group Holdings Ltd.	828,500	16,244,155
Shimao Property Holdings Ltd.	639,220	2,036,612
StoneCo Ltd. Class A (a)	63,000	5,286,960
Sunny Optical Technology Group Co. Ltd.	449,700	9,843,867
TAL Education Group ADR (a)	45,139	3,227,890
Tencent Holdings Ltd.	2,187,900	157,427,713
Tongdao Liepin Group (a)	587,541	1,415,716
Uni-President China Holdings Ltd.	6,298,400	6,410,151
Wuxi Biologics (Cayman), Inc. (a)(c)	406,070	5,384,620
Xinyi Solar Holdings Ltd.	247,000	645,183
XPeng, Inc. ADR (a)	71,500	3,062,345
Zai Lab Ltd. (a)	54,070	7,210,913

TOTAL CAYMAN ISLANDS		641,053,687

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	237,700	11,668,693
Vina Concha y Toro SA	1,431,604	2,485,813

TOTAL CHILE		14,154,506

China - 9.0%
Bafang Electric Suzhou Co. Ltd. (A Shares)	138,500	4,038,266
BBMG Corp. (H Shares)	10,201,500	1,973,860
Betta Pharmaceuticals Co. Ltd. (A Shares)	3,100	50,998
China Communications Services Corp. Ltd. (H Shares)	5,042,000	2,224,283
China Construction Bank Corp. (H Shares)	38,866,000	29,315,807
China Jushi Co. Ltd. (A Shares)	160,000	489,313
China Life Insurance Co. Ltd. (H Shares)	4,846,900	10,670,350
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,828,650	2,835,054
China Merchants Bank Co. Ltd. (H Shares)	2,847,500	17,997,859
China Petroleum & Chemical Corp. (H Shares)	17,044,000	7,590,380
China Tower Corp. Ltd. (H Shares) (c)	10,624,000	1,562,262
CRRC Corp. Ltd. (H Shares)	4,541,000	1,563,953
Gemdale Corp. (A Shares)	743,100	1,537,048
Glodon Co. Ltd. (A Shares)	201,800	2,434,574
Great Wall Motor Co. Ltd. (H Shares)	4,379,000	15,025,108
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	499,511	4,740,483
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,322,000	5,917,567
Haier Smart Home Co. Ltd. (a)	921,600	3,340,487
Haier Smart Home Co. Ltd. (A Shares)	1,306,700	5,848,087
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	288,030	6,669,038
Pharmaron Beijing Co. Ltd. (H Shares) (c)	423,380	7,154,226
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,262,500	39,703,376
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	476,075	3,758,736
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	134,063	8,750,339
Sinopec Engineering Group Co. Ltd. (H Shares)	2,199,500	947,614
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	420,000	541,836
TravelSky Technology Ltd. (H Shares)	974,000	2,349,425
Tsingtao Brewery Co. Ltd. (H Shares)	1,680,000	17,596,502
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)	362,940	3,700,818
WuXi AppTec Co. Ltd. (H Shares) (c)	406,841	7,966,316
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	967,600	4,218,651

TOTAL CHINA		222,512,616

Colombia - 0.4%
Bancolombia SA	247,500	2,534,783
Bancolombia SA sponsored ADR	61,990	2,490,758
Ecopetrol SA	3,768,474	2,477,009
Interconexion Electrica SA ESP	334,300	2,515,447

TOTAL COLOMBIA		10,017,997

Cyprus - 0.3%
Ozon Holdings PLC ADR	18,600	770,226
TCS Group Holding PLC GDR	242,174	7,967,525

TOTAL CYPRUS		8,737,751

Egypt - 0.1%
Commercial International Bank SAE	496,800	1,869,711
Six of October Development & Investment Co.	781,002	734,827

TOTAL EGYPT		2,604,538

France - 0.1%
Ubisoft Entertainment SA (a)	33,000	3,178,391
Germany - 0.4%
Delivery Hero AG (a)(c)	60,400	9,445,897
Hong Kong - 1.7%
AIA Group Ltd.	869,600	10,597,052
Antengene Corp. (c)	383,220	847,266
Antengene Corp.	1,091,000	2,170,896
China Overseas Land and Investment Ltd.	1,644,960	3,577,453
China Resources Beer Holdings Co. Ltd.	2,298,666	21,170,695
Far East Horizon Ltd.	602,074	620,523
Guangdong Investment Ltd.	2,458,000	4,426,172

TOTAL HONG KONG		43,410,057

Hungary - 0.4%
OTP Bank PLC (a)	205,000	9,226,252
Iceland - 0.1%
Festi hf	634,500	856,560
Siminn HF	11,305,000	709,548

TOTAL ICELAND		1,566,108

India - 8.1%
Adani Ports & Special Economic Zone Ltd.	1,021,108	6,761,546
Axis Bank Ltd. (a)	2,437,443	20,701,155
Bajaj Finance Ltd.	190,548	13,811,476
Embassy Office Parks (REIT)	309,600	1,458,782
HDFC Bank Ltd. (a)	1,850,654	36,457,893
Housing Development Finance Corp. Ltd.	36,700	1,285,376
Indraprastha Gas Ltd.	855,320	5,881,503
Indus Towers Ltd.	348,700	1,097,348
Infosys Ltd.	174,500	2,991,950
ITC Ltd.	2,402,287	6,872,654
JK Cement Ltd.	331,898	8,708,328
JM Financial Ltd. (a)	272,022	314,454
Larsen & Toubro Ltd.	472,678	8,331,049
Mahanagar Gas Ltd.	234,029	3,399,541
Manappuram General Finance & Leasing Ltd.	2,271,857	5,146,741
Mindspace Business Parks	265,000	1,102,291
NTPC Ltd.	2,665,443	3,624,855
Oberoi Realty Ltd. (a)	430,266	3,436,029
Petronet LNG Ltd.	870,668	2,950,914
Power Grid Corp. of India Ltd.	1,958,198	5,088,860
Reliance Industries Ltd.	1,067,297	29,004,458
Shree Cement Ltd.	26,627	8,752,369
Shriram Transport Finance Co. Ltd.	900,700	12,902,466
Sunteck Realty Ltd.	69,997	333,388
Tata Consultancy Services Ltd.	109,100	4,275,250
Torrent Pharmaceuticals Ltd.	137,130	5,260,929

TOTAL INDIA		199,951,605

Indonesia - 1.2%
PT Bank Central Asia Tbk	6,391,300	15,398,257
PT Bank Rakyat Indonesia Tbk	44,536,500	13,218,306
PT United Tractors Tbk	986,800	1,868,248

TOTAL INDONESIA		30,484,811

Japan - 1.2%
Capcom Co. Ltd.	72,800	4,723,839
Freee KK (a)	67,300	6,583,023
JTOWER, Inc.	19,800	2,051,813
Keyence Corp.	6,000	3,370,297
Money Forward, Inc. (a)	128,400	6,111,917
Rakus Co. Ltd.	209,800	4,860,216
Square Enix Holdings Co. Ltd.	52,500	3,182,897

TOTAL JAPAN		30,884,002

Kazakhstan - 0.0%
JSC Halyk Bank of Kazakhstan GDR unit	62,200	724,630
Kenya - 0.1%
Safaricom Ltd.	10,557,933	3,311,440
Korea (South) - 11.6%
AMOREPACIFIC Group, Inc.	99,439	5,015,781
Coway Co. Ltd. (a)	64,710	4,322,304
DuzonBizon Co. Ltd.	23,050	2,202,489
Hanon Systems	247,890	3,701,024
Hyundai Mobis	12,146	2,851,239
Hyundai Motor Co.	11,660	2,056,881
Kakao Corp.	30,140	10,785,994
KB Financial Group, Inc.	338,346	13,491,500
Kia Motors Corp.	146,330	8,389,333
LG Chemical Ltd.	8,370	6,336,685
LG Corp.	81,395	6,543,578
NCSOFT Corp.	9,046	7,737,769
Netmarble Corp. (a)(c)	10,110	1,221,480
POSCO	64,131	16,026,784
S-Oil Corp.	64,430	4,096,413
Samsung Biologics Co. Ltd. (a)(c)	11,608	8,809,412
Samsung Electronics Co. Ltd.	1,894,773	141,010,573
Samsung SDI Co. Ltd.	28,832	16,635,807
SK Hynix, Inc.	248,895	27,098,422

TOTAL KOREA (SOUTH)		288,333,468

Luxembourg - 0.2%
Adecoagro SA (a)	172,004	1,169,627
Globant SA (a)	17,200	3,742,892

TOTAL LUXEMBOURG		4,912,519

Mexico - 2.0%
America Movil S.A.B. de CV Series L sponsored ADR	221,500	3,220,610
CEMEX S.A.B. de CV sponsored ADR	2,641,300	13,655,521
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,039,200	2,025,708
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	364,696	4,071,136
Grupo Aeroportuario Norte S.A.B. de CV (a)	279,300	1,802,022
Grupo Financiero Banorte S.A.B. de CV Series O (a)	2,245,632	12,405,454
Macquarie Mexican (REIT) (c)	1,968,194	2,785,213
Wal-Mart de Mexico SA de CV Series V	3,535,400	9,945,561

TOTAL MEXICO		49,911,225

Morocco - 0.1%
Attijariwafa Bank	33,351	1,582,747
Label Vie	800	287,042

TOTAL MOROCCO		1,869,789

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	1,336,000	1,733,666
Netherlands - 1.8%
Adyen BV (a)(c)	3,000	6,970,625
ASML Holding NV (Netherlands)	5,900	2,856,646
NXP Semiconductors NV	17,600	2,798,576
X5 Retail Group NV GDR (Reg. S)	208,600	7,534,632
Yandex NV Series A (a)(b)	365,014	25,397,674

TOTAL NETHERLANDS		45,558,153

Nigeria - 0.2%
Dangote Cement PLC	867,810	538,383
Guaranty Trust Bank PLC	27,989,113	2,293,725
Nigerian Breweries PLC	7,975,531	1,131,424

TOTAL NIGERIA		3,963,532

Pakistan - 0.0%
Lucky Cement Ltd. (a)	152,000	662,113
Searle Co. Ltd.	316,200	493,157

TOTAL PAKISTAN		1,155,270

Panama - 0.2%
Copa Holdings SA Class A	55,200	4,263,096
Peru - 0.3%
Alicorp SA Class C	223,459	441,362
Compania de Minas Buenaventura SA sponsored ADR	681,848	8,311,727

TOTAL PERU		8,753,089

Philippines - 1.5%
AC Energy Corp.	1,407,800	263,549
Ayala Corp.	283,275	4,874,427
Ayala Land, Inc.	6,339,700	5,402,476
Bank of the Philippine Islands (BPI)	578,000	978,198
BDO Unibank, Inc.	1,146,433	2,552,673
Century Pacific Food, Inc.	1,958,300	713,873
Converge ICT Solutions, Inc. (a)	856,500	267,621
Globe Telecom, Inc.	50,500	2,137,145
International Container Terminal Services, Inc.	748,717	1,925,837
Jollibee Food Corp.	556,563	2,264,482
Metropolitan Bank & Trust Co. (f)	2,022,363	2,066,297
Pilipinas Shell Petroleum Corp. (a)	584,100	251,041
PUREGOLD Price Club, Inc.	1,490,487	1,273,978
Robinsons Land Corp.	6,393,570	2,820,404
Robinsons Retail Holdings, Inc.	406,000	550,359
SM Investments Corp.	238,825	5,220,043
Universal Robina Corp.	989,543	3,140,873

TOTAL PHILIPPINES		36,703,276

Poland - 0.3%
CD Projekt RED SA (a)	98,000	7,226,558
Romania - 0.2%
Banca Transilvania SA	4,007,623	2,263,455
BRD-Groupe Societe Generale	414,426	1,545,853

TOTAL ROMANIA		3,809,308

Russia - 2.9%
LSR Group OJSC	27,000	316,349
Lukoil PJSC sponsored ADR	288,200	19,655,240
MMC Norilsk Nickel PJSC sponsored ADR	462,200	14,420,640
NOVATEK OAO GDR (Reg. S)	56,500	9,232,100
Sberbank of Russia	1,333,250	4,890,328
Sberbank of Russia sponsored ADR	1,313,392	19,070,452
Tatneft PAO	540,800	3,745,934

TOTAL RUSSIA		71,331,043

Saudi Arabia - 0.6%
Al Rajhi Bank	672,372	13,190,793
Aldrees Petroleum and Transport Services Co.	26,100	451,511
Bupa Arabia for Cooperative Insurance Co. (a)	15,820	515,301
Saudi Arabian Oil Co.	60,000	559,761

TOTAL SAUDI ARABIA		14,717,366

Singapore - 0.2%
First Resources Ltd.	5,702,800	5,523,293
Slovenia - 0.1%
Krka dd Novo mesto	18,100	2,021,024
South Africa - 2.4%
AngloGold Ashanti Ltd.	462,600	10,662,219
Bidvest Group Ltd.	299,662	3,208,583
Capitec Bank Holdings Ltd. (a)	91,099	8,909,050
DRDGOLD Ltd.	685,545	826,482
FirstRand Ltd.	3,527,428	12,291,010
Impala Platinum Holdings Ltd.	1,325,000	18,237,464
Imperial Holdings Ltd.	266,767	677,132
Pick 'n Pay Stores Ltd.	1,469,908	5,016,106

TOTAL SOUTH AFRICA		59,828,046

Spain - 0.2%
Amadeus IT Holding SA Class A	64,800	4,783,359
Switzerland - 0.1%
Dufry AG (a)	54,972	3,462,963
Taiwan - 7.4%
Feng Tay Enterprise Co. Ltd.	80,400	570,669
Formosa Plastics Corp.	1,000,000	3,429,751
MediaTek, Inc.	444,000	11,800,192
Taiwan Semiconductor Manufacturing Co. Ltd.	8,251,869	156,054,521
Unified-President Enterprises Corp.	4,453,000	10,694,044

TOTAL TAIWAN		182,549,177

Thailand - 0.3%
Carabao Group PCL	143,900	550,135
Mega Lifesciences PCL	368,500	439,862
PTT Global Chemical PCL (For. Reg.)	3,544,900	6,924,095
Thai Beverage PCL	1,169,133	650,206

TOTAL THAILAND		8,564,298

Tunisia - 0.0%
Societe D'Articles Hygieniques SA	31,300	142,899
Turkey - 0.2%
Aselsan A/S	1,857,000	4,559,431
United Arab Emirates - 0.0%
Dubai Financial Market PJSC (a)	1,882,794	476,702
United Kingdom - 1.3%
Antofagasta PLC	122,200	2,407,198
Georgia Capital PLC (a)	48,500	358,148
Midea Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 7/21/22 (a)(c)	361,500	5,452,382
Mondi PLC	559,842	13,134,233
Network International Holdings PLC (a)(c)	450,600	2,012,494
Prudential PLC	416,253	7,654,047
Shenzhen Transsion Holdings Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 7/14/22 (a)(c)	25,000	582,760

TOTAL UNITED KINGDOM		31,601,262

United States of America - 3.7%
Activision Blizzard, Inc.	103,800	9,637,830
Airbnb, Inc. Class A	3,800	557,840
Arco Platform Ltd. Class A (a)	38,400	1,362,816
DouYu International Holdings Ltd. ADR (a)	152,100	1,682,226
First Cash Financial Services, Inc.	104,572	7,324,223
Kosmos Energy Ltd.	164,600	386,810
Li Auto, Inc. ADR (a)(b)	203,400	5,864,022
MercadoLibre, Inc. (a)	19,400	32,499,268
Micron Technology, Inc. (a)	327,800	24,644,004
NVIDIA Corp.	8,300	4,334,260
ON Semiconductor Corp. (a)	78,700	2,575,851

TOTAL UNITED STATES OF AMERICA		90,869,150

Vietnam - 0.7%
Bank For Foreign Trade JSC	438,580	1,860,153
Digiworld Corp.	146,900	545,406
Ho Chi Minh City Development JSCB (a)	857,995	882,807
Ho Chi Minh City Securities Co.	452,682	615,800
Hoa Phat Group JSC	1,155,700	2,075,328
PetroVietnam Technical Services Corp.	700,000	539,803
Phu Nhuan Jewelry JSC	229,000	803,596
Quang Ngai Sugar JSC	70,000	119,181
Ssi Securities Corp.	434,248	622,706
Vietnam Dairy Products Corp.	728,107	3,431,952
Vietnam Engine & Agricultural Machinery Corp.	252,300	602,263
Viettel Post Joint Stock Corp.	67,099	315,401
Vincom Retail JSC (a)	1,787,600	2,431,740
Vingroup JSC (a)	459,600	2,154,391

TOTAL VIETNAM		17,000,527

TOTAL COMMON STOCKS
(Cost $1,578,307,433)		2,300,502,106

Preferred Stocks - 3.6%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (d)(e)	30,246	3,314,181
Dmed Biopharmaceutical Co. Ltd. Series C (d)(e)	52,588	746,915
		4,061,096
Nonconvertible Preferred Stocks - 3.4%
Brazil - 2.4%
Ambev SA sponsored ADR	2,470,500	7,559,730
Companhia de Transmissao de Energia Eletrica Paulista (PN)	323,900	1,734,176
Itau Unibanco Holding SA sponsored ADR	3,022,743	18,408,505
Metalurgica Gerdau SA (PN)	3,117,900	6,758,992
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,116,600	12,349,596
sponsored ADR	1,134,200	12,737,066
		59,548,065
Korea (South) - 1.0%
Hyundai Motor Co. Series 2	86,798	7,145,411
Samsung Electronics Co. Ltd.	242,623	16,406,625
		23,552,036
Russia - 0.0%
Tatneft PAO	93,500	600,605

TOTAL NONCONVERTIBLE PREFERRED STOCKS		83,700,706

TOTAL PREFERRED STOCKS
(Cost $69,389,381)		87,761,802
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0%:
1/7/21 (g)	60,000	599,999
2/11/21 (g)	320,000	319,980
2/18/21 (g)	440,000	439,964
2/25/21 (g)	160,000	159,984
3/25/21 (g)	590,000	589,902
4/1/21 (g)	1,230,000	1,229,762
TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,339,567)		3,339,591
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.11% (h)	75,280,420	75,295,476
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	49,442,851	49,447,795
TOTAL MONEY MARKET FUNDS
(Cost $124,742,887)		124,743,271
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,775,779,268)		2,516,346,770
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(33,891,173)
NET ASSETS - 100%		$2,482,455,597

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	663	March 2021	$42,703,830	$854,731	$854,731

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,768,381 or 4.0% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,610,876 or 0.3% of net assets.

 (e) Level 3 security

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,339,591.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286
ByteDance Ltd. Series E1	11/18/20	$3,314,181
Dmed Biopharmaceutical Co. Ltd. Series C	12/1/20	$746,915

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,616
Fidelity Securities Lending Cash Central Fund	20,420
Total	$33,036

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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